Contractual assets with customers - exclusivity rights - Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contractual assets with customers - exclusivity rights
Opening balance	R$ 2,131,902	R$ 2,262,508	R$ 2,205,591
Additions	522,960	424,477	664,363
Amortization	(469,766)	(555,083)	(607,446)
Closing balance	2,185,096	2,131,902	2,262,508
Current	666,109	658,571	787,206
Non-current	R$ 1,518,987	R$ 1,473,331	R$ 1,475,302